Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd	12 Months Ended
Dec. 31, 2023
Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd. [Abstract]
Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd.
5.	Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd.

On July 26, 2022, the Company announced that the High Court of Lesotho (the “Lesotho Court”) has placed in liquidation the Company’s, wholly-owned subsidiary, Bophelo Bio Science and Wellness (Pty) Ltd. (“Bophelo”). The action to place Bophelo in liquidation was taken by the Lesotho Court pursuant to an application and request (the “Liquidation Application”) that was filed by Louisa Mojela, the former Executive Chairman of the Company, who was recently terminated as Executive Chairman of Akanda, and the Mophuti Matsoso Development Trust (“MMD Trust”). Akanda intends to convene a special committee to investigate Ms. Mojela’s actions and conduct, including actions and conduct taken by her prior to her filing of the Liquidation Application, and will pursue all of its available legal rights and remedies against Ms. Mojela and the MMD Trust for taking this unauthorized action. The Company also intends to contest and seek to reverse the determination by the Lesotho Court to place Bophelo in liquidation. In addition, Akanda will seek to recover significant loans that it has made to Bophelo to fund the execution of Bophelo’s business plan, including payment of rents and staffing costs, in the event that the Lesotho Court does not reverse its determination to place Bophelo in liquidation. Finally, Ms. Mojela has been summarily terminated as Chairman of Bophelo for Cause, as a “bad leaver”, as a result of her action to seek to place Bophelo in liquidation. Ms. Mojela has instituted legal proceedings against the Company as a result of the termination of her employment. In an action taken without the Company’s knowledge, the Lesotho Court has ordered an insolvent liquidation of Bophelo, and has appointed Mr. Chavonnes Cooper of Cape Town, South Africa, as liquidator of Bophelo for purposes of maintaining the value of the assets owned or managed by Bophelo. The order was signed by the Honorable Mr. Justice Mokhesi on July 15, 2022.

At December 31, 2022, the Company determined that it no longer controlled Bophelo Bio Science and Wellness (Pty) Ltd. as a result of the above insolvent liquidation. As a result of the loss of control, the Company derecognized all assets and liabilities at their book values on December 31, 2022 and wrote down all balances receivable from the entity to $nil. During the year ended December 31, 2022, the Company recorded a loss on loss of control of Bophelo Bio Science and Wellness (Pty) Ltd. of $2,085,624, which included $739,947 of cash held by Bophelo Bio Science and Wellness (Pty) Ltd. The Company accounted for the operating results of Bophelo Bio Science and Wellness (Pty) Ltd. as a discontinued operation during the year ended December 31, 2022 and has reclassified the operating results of Bophelo Bio Science and Wellness (Pty) Ltd as a discontinued operation for the year ended December 31, 2021.

Set out below is the financial performance and cash flow information for the year ended December 31, 2022 related to the discontinued operation:

Year ended December 31,	2022
Revenue	$31,123
Operating expenses	(1,244,691)
Other expenses	(123,033)
(1,336,601)
Loss on loss of control of subsidiary	(2,085,624)
Loss on discontinued operations	$(3,422,225)

Exchange differences on translation of discontinued operations	$(450,040)
Other comprehensive income from discontinued operations	$(450,040)

Cash flows provided by operating activities	$1,060,350
Cash flows used in investing activities	(1,003,529)
Cash flows used in financing activities	(95,696)
Effects of exchange rate changes on cash and cash equivalents	18,909
Net change in cash used in the subsidiary	$(19,966)

Carrying amount of net assets immediately prior to loss of control of subsidiary	$2,375,840
Reclassification of foreign currency translation reserve	(290,216)
Loss on loss of control of subsidiary	$2,085,624

As at December 31, 2022, the carrying amounts of assets and liabilities of Bophelo Bio Science and Wellness (Pty) Ltd were as follows:

Cash	$739,947
Accounts receivable	21,854
Prepayments	578,070
Property, plant and equipment	1,887,435
Right-of-use assets	1,745,205
Intangible assets	210,402
Total assets	$5,182,913

Trade and other payables	115,120
Lease liability	2,375,590
Long-term debt	316,363
Total liabilities	$2,807,073

Net assets	$2,375,840